Segment Information	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 18: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Dry bulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Dry bulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region.
The Company measures segment performance based on net income/(loss) attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Dry Bulk Vessel	Logistics Business	Total
	Operations	for the	for the
	for the	Year Ended	Year Ended
	Year Ended	December 31,	December 31,
	December 31,	2014	2014
	2014
Revenue	$300,242	$268,774	$569,016
Administrative fee revenue from affiliates	14,300	—	14,300
Interest income	5,224	291	5,515
Interest expense and finance cost	(85,823)	(27,837)	(113,660)
Depreciation and amortization	(79,603)	(25,087)	(104,690)
Equity in net earnings of affiliated companies	57,751	—	57,751
Net loss attributable to Navios Holdings common stockholders	(45,541)	(10,662)	(56,203)
Total assets	2,550,317	609,072	3,159,389
Goodwill	56,240	104,096	160,336
Capital expenditures	(145,840)	(91,658)	(237,498)
Investment in affiliates	344,453	—	344,453
Cash and cash equivalents	175,625	71,931	247,556
Restricted cash	2,564	—	2,564
Long-term debt (including current and noncurrent portion)	$1,269,123	$375,459	$1,644,582

	Dry Bulk Vessel	Logistics Business	Total
	Operations	for the	for the
	for the	Year Ended	Year Ended
	Year Ended	December 31,	December 31,
	December 31,	2013	2013
	2013
Revenue	$275,195	$237,084	$512,279
Administrative fee revenue from affiliates	7,868	—	7,868
Interest income	2,080	219	2,299
Interest expense and finance cost	(85,657)	(25,148)	(110,805)
Depreciation and amortization	(74,770)	(23,354)	(98,124)
Equity in net earnings of affiliated companies	19,344	—	19,344
Net (loss)/income attributable to Navios Holdings common stockholders	(115,264)	6,201	(109,063)
Total assets	2,393,364	526,249	2,919,613
Goodwill	56,240	104,096	160,336
Capital expenditures	(86,538)	(59,396)	(145,934)
Investment in affiliates	335,303	—	335,303
Cash and cash equivalents	101,263	86,568	187,831
Restricted cash	2,041	—	2,041
Long-term debt (including current and noncurrent portion)	$1,217,565	$293,684	$1,511,249

	Dry Bulk Vessel	Logistics Business	Total
	Operations	for the	for the
	for the	Year Ended	Year Ended
	Year Ended	December 31,	December 31,
	December 31,	2012	2012
	2012
Revenue	$369,461	$247,033	$616,494
Administrative fee revenue from affiliates	5,994	—	5,994
Interest income	2,329	388	2,717
Interest expense and finance cost	(86,139)	(20,057)	(106,196)
Depreciation and amortization	(81,267)	(26,939)	(108,206)
Equity in net earnings of affiliated companies	48,228	—	48,228
Net income attributable to Navios Holdings common stockholders	175,388	97	175,485
Total assets	2,490,929	450,533	2,941,462
Goodwill	56,240	104,096	160,336
Capital expenditures	(40,024)	(17,666)	(57,690)
Investment in affiliates	197,291	—	197,291
Cash and cash equivalents	212,330	45,538	257,868
Restricted cash	24,704	—	24,704
Long-term debt (including current and noncurrent portion)	$1,157,614	$200,598	$1,358,212

The following table sets out the Company's revenue by geographic region. Dry bulk Vessel Operations (excluding administrative fee revenue from affiliates) and Logistics Business revenue are allocated on the basis of the geographic region in which the customer is located. Dry bulk vessels operate worldwide. Logistics business operates different types of tanker vessels, pushboats, and wet and dry barges for delivering a wide range of products between ports in the Paraná, Paraguay and Uruguay River systems in South America (commonly known as the “Hidrovia” or the “waterway”).
Revenues from specific geographic regions which contribute over 10% of revenue are disclosed separately.

Revenue by Geographic Region

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
North America	$30,299	$17,487	$14,622
Europe	173,100	141,464	127,521
Asia	84,766	99,636	225,366
South America	275,327	241,852	247,033
Other	5,524	11,840	1,952
Total	$569,016	$512,279	$616,494

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries. The total net book value of long-lived assets for dry bulk vessels amounted to $1,486,486 and $1,409,166 at December 31, 2014 and 2013, respectively. For Logistics Business, all long-lived assets are located in South America. The total net book value of long-lived assets for the Logistics business amounted to $462,986 and $392,190 at December 31, 2014 and 2013, respectively.